PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, net consisted of the following:

	June 30,	December 31,
	2019	2018
Cost:

Buildings and land	$92,235	$92,025
Computers, software and electronic equipment	52,447	50,390
Network equipment	40,968	40,502
Office furniture and equipment	5,510	5,317
Vehicles	279	324
Leasehold improvements	3,619	3,556

	195,058	192,114
Accumulated depreciation	112,592	107,711

Depreciated cost	$82,466	$84,403